Accounting Changes	12 Months Ended
Dec. 31, 2018
Accounting Changes
Accounting Changes

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

In August 2018, the FASB issued guidance on a customer’s accounting for implementation costs incurred in cloud-computing arrangements that are hosted by a vendor. Certain types of implementation costs should be capitalized and amortized over the term of the hosting arrangement. The guidance is effective January 1, 2020 and early adoption is permitted. The company adopted the guidance on January 1, 2019 on a prospective basis, The guidance is not expected to have a material impact in the consolidated financial results.

In August 2018, the FASB issued guidance which changed the disclosure requirements for fair value measurements and defined benefit plans. The guidance is effective for each of the topics on January 1, 2020 and December 31, 2020, respectively, with early adoption of certain provisions permitted. As a result, the company has removed Level 1/Level 2 transfer disclosures in accordance with the fair value guidance. The company is evaluating the adoption date for the remaining changes. As the guidance is a change to disclosures only, the company does not expect the guidance to have a material impact in the consolidated financial results.

In January 2017, the FASB issued guidance that simplifies the goodwill impairment test by removing Step 2. The guidance also changes the requirements for reporting units with zero or negative carrying amounts and requires additional disclosures for these reporting units. The guidance is effective January 1, 2020 and early adoption is permitted. The company expects to adopt the guidance on a prospective basis on the effective date. The company is evaluating the impact of the guidance.

In June 2016, with amendments in 2018, the FASB issued guidance for credit impairment based on an expected loss model rather than an incurred loss model. The guidance requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. A cross-functional team has been established that is evaluating the financial instruments portfolio and the system, process and policy change requirements. The new guidance expands the scope of financial instruments subject to impairment, including off-balance sheet commitments and residual value. The guidance is effective January 1, 2020 with one-year early adoption permitted. The company will adopt the guidance as of the effective date and is continuing to evaluate the impact.

The FASB issued guidance in February 2016, with amendments in 2018, which changes the accounting for leases. The guidance requires lessees to recognize right-of-use assets and lease liabilities for most leases in the Consolidated Statement of Financial Position. The guidance makes some changes to lessor accounting, including elimination of the use of third-party residual value guarantee insurance in the lease classification test, and overall aligns with the new revenue recognition guidance. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance was effective January 1, 2019 and early adoption was permitted. The company adopted the guidance on the effective date using the transition option whereby prior comparative periods will not be retrospectively presented in the consolidated financial statements. The company elected the package of practical expedients not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs and the lessee practical expedient to combine lease and nonlease components for all asset classes. The company made a policy election to not recognize right-of-use assets and lease liabilities for short-term leases for all asset classes.

A cross-functional implementation team evaluated the lease portfolio and implemented system, process, control and policy changes. The company also gathered lease data in order to comply with the requirements in the guidance, including new disclosures that will be added to the Notes to the Consolidated Financial Statements beginning in the first quarter of 2019. The guidance had a material impact on the Consolidated Statement of Financial Position as of the effective date. As a lessee, the company’s undiscounted operating lease commitments were $5.6 billion at December 31, 2018, which is expected to approximate the January 1, 2019 balance of operating lease liabilities, which will be discounted by the company’s incremental borrowing rate. The transition adjustment recognized in retained earnings at the effective date is not expected to be material.

From a lessor perspective, due to changes in lease termination guidance, when equipment is returned to the company prior to the end of the lease term, the carrying amounts of lease receivables, which remain outstanding relating to that equipment and are still expected to be collected, will be reclassified to loan receivables. The amount that would have been reclassified from lease receivables to loan receivables in 2018, under the application of this new guidance, would have been approximately $263 million. Additionally, the company does not expect the removal of third-party residual value guarantee insurance in the lease classification test to have a material impact on the Consolidated Statement of Earnings.

Standards Implemented

In February 2018, the FASB issued guidance that allows entities to elect an option to reclassify the stranded tax effects related to the application of U.S. tax reform from AOCI to retained earnings. The guidance was effective January 1, 2019 with early adoption permitted, and can be applied either in the period of adoption or retrospectively to all applicable periods. The company adopted the guidance effective January 1, 2018, and elected not to reclassify prior periods. In accordance with its accounting policy, the company releases income tax effects from AOCI once the reason the tax effects were established cease to exist (e.g., when available-for-sale debt securities are sold or if a pension plan is liquidated). This guidance allows for the reclassification of stranded tax effects as a result of the change in tax rates from U.S. tax reform to be recorded upon adoption of the guidance rather than at the actual cessation date. At adoption on January 1, 2018, $2,420 million was reclassified from AOCI to retained earnings, primarily comprised of amounts relating to retirement-related benefit plans.

In August 2017, the FASB issued guidance to simplify the application of hedge accounting in certain areas, better portray the economic results of an entity’s risk management activities in its financial statements and make targeted improvements to presentation and disclosure requirements. The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance as of January 1, 2018, and it did not have a material impact in the consolidated financial results.

In March 2017, the FASB issued guidance that impacts the presentation of net periodic pension and postretirement benefit costs (net benefit cost). Under the guidance, the service cost component of net benefit cost continues to be presented within cost, SG&A expense and RD&E expense in the Consolidated Statement of Earnings, unless eligible for capitalization. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Statement of Earnings. The guidance was effective January 1, 2018 with early adoption permitted. The company adopted the guidance as of the effective date. The guidance is primarily a change in financial statement presentation and did not have a material impact in the consolidated financial results. This presentation change was applied retrospectively upon adoption. For the year ended December 31, 2017, $717 million, $427 million and $197 million was recast from total cost, SG&A expense and RD&E expense, respectively, into other (income) and expense. For the year ended December 31, 2016, $222 million, $126 million and $25 million was recast from total cost, SG&A expense and RD&E expense, respectively, into other (income) and expense. Refer to note T, “Retirement-Related Benefits,” for additional information.

In January 2016, the FASB issued guidance which addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance was effective January 1, 2018 and early adoption was not permitted except for limited provisions. The company adopted the guidance on the effective date. Certain equity investments are now measured at fair value with changes recognized in net income. The amendment also simplified the impairment test of equity investments that lack readily determinable fair value. The guidance did not have a material impact in the consolidated financial results.

The FASB issued guidance on the recognition of revenue from contracts with customers in May 2014 with amendments in 2015 and 2016. Revenue recognition depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires specific disclosures relating to revenue recognition. The company adopted the guidance effective January 1, 2018 using the modified retrospective transition method. At adoption, $557 million was reclassified from notes and accounts receivable-trade and deferred income-current to prepaid expenses and other current assets to establish the opening balance for net contract assets. In-scope sales commission costs previously recorded in the Consolidated Statement of Earnings were capitalized in deferred costs in accordance with the transition guidance, in the amount of $737 million. Deferred income of $29 million was recorded for certain software licenses that will be recognized over time versus at point in time under previous guidance. Additionally, net deferred taxes were reduced by $184 million in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net increase to retained earnings of $524 million. In the fourth quarter of 2018, the company recognized an additional impact to net deferred taxes and retained earnings of $56 million, resulting in a total net increase to retained earnings of $580 million. The decrease to net deferred taxes was the result of the company’s election to include GILTI in measuring deferred taxes. For additional information regarding GILTI, refer to note A, “Significant Accounting Policies.” The revenue guidance did not have a material impact in the company’s consolidated financial results for the year ended December 31, 2018. The company expects revenue recognition for its broad portfolio of hardware, software and services offerings to remain largely unchanged. Refer to note O, “Revenue Recognition,” for additional information, including further discussion on the impact of adoption.

In January 2017, the FASB issued guidance which clarified the definition of a business. The guidance provided a more robust framework to use in determining when a set of assets and activities acquired or sold is a business. The guidance was effective January 1, 2018 and early adoption was permitted. The company adopted the guidance effective January 1, 2017, and it did not have a material impact in the consolidated financial results.

In October 2016, the FASB issued guidance which requires an entity to recognize the income tax consequences of intra-entity transfers of assets, other than inventory, at the time of transfer. Assets within the scope of the guidance include intellectual property and property, plant and equipment. The guidance was effective January 1, 2018 and early adoption was permitted. The company adopted the guidance on January 1, 2017 using the required modified retrospective method. At adoption, $95 million and $47 million were reclassified from investments and sundry assets and prepaid expenses and other current assets, respectively, into retained earnings. Additionally, net deferred taxes of $244 million were established in deferred taxes in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net increase to retained earnings of $102 million. In January 2017, the company had one transaction that generated a $582 million benefit to income tax expense, income from continuing operations and net income and a benefit to both basic and diluted earnings per share of $0.62 per share for the year ended December 31, 2017. No transactions impacted the consolidated financial results for the year ended December 31, 2018. The ongoing impact of this guidance will be dependent on any transaction that is within its scope.

In March 2016, the FASB issued guidance which changed the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification in the Consolidated Statement of Cash Flows. The guidance was effective and adopted by the company on January 1, 2017, and it did not have a material impact in the Consolidated Statement of Financial Position. The ongoing impact of the guidance could result in increased volatility in the provision for income taxes and earnings per share in the Consolidated Statement of Earnings, depending on the company’s share price at exercise or vesting of share-based awards compared to grant date, however these impacts are not expected to be material. These impacts are recorded on a prospective basis. The company continues to estimate forfeitures in conjunction with measuring stock-based compensation cost. The guidance also requires cash payments on behalf of employees for shares directly withheld for taxes to be presented as financing outflows in the Consolidated Statement of Cash Flows. The FASB also issued guidance in May 2017 and June 2018, which relates to the accounting for modifications of share-based payment awards and accounting for share-based payments issued to non-employees, respectively. The company adopted the guidance for modifications in the second quarter of 2017, and guidance for non-employees’ payments in the second quarter of 2018. The guidance had no impact in the consolidated financial results.